Notes Payable And Senior Notes - Additional Information (Detail) (USD $)	2 Months Ended	3 Months Ended		7 Months Ended	9 Months Ended	12 Months Ended				12 Months Ended							12 Months Ended				12 Months Ended					12 Months Ended			12 Months Ended	9 Months Ended		12 Months Ended		1 Months Ended						12 Months Ended	9 Months Ended	12 Months Ended					12 Months Ended	9 Months Ended	12 Months Ended	1 Months Ended	9 Months Ended	12 Months Ended					9 Months Ended	12 Months Ended	1 Months Ended	9 Months Ended	12 Months Ended					9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended		12 Months Ended	9 Months Ended	12 Months Ended				1 Months Ended		12 Months Ended		12 Months Ended			12 Months Ended		1 Months Ended
	Feb. 24, 2012	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Nov. 22, 2004	Dec. 31, 2011 Seller Financing [Member]	Dec. 31, 2011 Prime Interest Rate [Member]	Dec. 31, 2010 Prime Interest Rate [Member]	Dec. 31, 2009 Prime Interest Rate [Member]	Sep. 30, 2012 Common Class A [Member]	Feb. 24, 2012 Common Class A [Member]	Dec. 31, 2011 Common Class A [Member]	Dec. 31, 2011 California Lyon [Member]	Dec. 31, 2010 California Lyon [Member]	Sep. 30, 2012 William Lyon Homes [Member]	Dec. 31, 2011 William Lyon Homes [Member]	Dec. 31, 2010 Predecessor [Member]	Sep. 30, 2012 Predecessor [Member]	Dec. 31, 2011 Predecessor [Member]	Sep. 30, 2012 Successor [Member] Common Class A [Member]	Dec. 31, 2011 Successor [Member] Common Class A [Member]	Dec. 31, 2011 Senior Secured Term Loan [Member]	Dec. 31, 2010 Senior Secured Term Loan [Member]	Sep. 30, 2012 Senior Secured Term Loan [Member]	Dec. 31, 2011 Senior Secured Term Loan [Member] Predecessor [Member]	Sep. 30, 2012 Senior Secured Term Loan [Member] Successor [Member]	Sep. 30, 2012 Term Loan Agreement [Member]	Dec. 31, 2011 Term Loan Agreement [Member]	Dec. 31, 2011 Term Loan Agreement [Member] Predecessor [Member]	Feb. 24, 2012 Term Loan Agreement [Member] Successor [Member]	Sep. 30, 2012 Term Loan Agreement [Member] Successor [Member]	Dec. 31, 2011 Term Loan Agreement [Member] Successor [Member]	Dec. 31, 2011 Term Loan Agreement [Member] Successor [Member] 2012	Dec. 31, 2011 Term Loan Agreement [Member] Successor [Member] 2013	Dec. 31, 2011 Term Loan Agreement [Member] Successor [Member] Through Maturity	Dec. 31, 2011 Secured Debt [Member]	Sep. 30, 2012 7 5/8% Senior Notes Due December 15, 2012 [Member]	Dec. 31, 2011 7 5/8% Senior Notes Due December 15, 2012 [Member]		Dec. 31, 2010 7 5/8% Senior Notes Due December 15, 2012 [Member]		Nov. 22, 2004 7 5/8% Senior Notes Due December 15, 2012 [Member]	Dec. 31, 2011 7 5/8% Senior Notes Due December 15, 2012 [Member] Predecessor [Member]	Sep. 30, 2012 7 5/8% Senior Notes Due December 15, 2012 [Member] Successor [Member]	Dec. 31, 2011 7 5/8% Senior Notes Due December 15, 2012 [Member] Successor [Member]	Mar. 17, 2003 10 3/4% Senior Notes Due April 1, 2013 [Member]	Sep. 30, 2012 10 3/4% Senior Notes Due April 1, 2013 [Member]	Dec. 31, 2011 10 3/4% Senior Notes Due April 1, 2013 [Member]		Dec. 31, 2010 10 3/4% Senior Notes Due April 1, 2013 [Member]		Dec. 31, 2011 10 3/4% Senior Notes Due April 1, 2013 [Member] Predecessor [Member]	Sep. 30, 2012 10 3/4% Senior Notes Due April 1, 2013 [Member] Successor [Member]	Dec. 31, 2011 10 3/4% Senior Notes Due April 1, 2013 [Member] Successor [Member]	Feb. 06, 2004 7 1/2% Senior Notes Due February 15, 2014 [Member]	Sep. 30, 2012 7 1/2% Senior Notes Due February 15, 2014 [Member]	Dec. 31, 2011 7 1/2% Senior Notes Due February 15, 2014 [Member]		Dec. 31, 2010 7 1/2% Senior Notes Due February 15, 2014 [Member]		Dec. 31, 2011 7 1/2% Senior Notes Due February 15, 2014 [Member] Predecessor [Member]	Sep. 30, 2012 7 1/2% Senior Notes Due February 15, 2014 [Member] Successor [Member]	Dec. 31, 2011 7 1/2% Senior Notes Due February 15, 2014 [Member] Successor [Member]	Sep. 30, 2012 Senior Subordinated Secured Notes [Member]	Dec. 31, 2011 Senior Subordinated Secured Notes [Member]	Sep. 30, 2012 Senior Subordinated Secured Notes [Member] California Lyon [Member]	Dec. 31, 2011 Senior Subordinated Secured Notes [Member] Predecessor [Member]	Sep. 30, 2012 Senior Subordinated Secured Notes [Member] Successor [Member]	Dec. 31, 2011 Senior Subordinated Secured Notes [Member] Successor [Member]	Dec. 31, 2011 Debtor In Possession Credit Agreement [Member]	Jan. 31, 2012 Debtor In Possession Credit Agreement [Member]	Dec. 31, 2011 Construction Notes Three [Member]	Sep. 30, 2011 Construction Notes One [Member]	Apr. 30, 2011 Construction Notes One [Member]	Dec. 31, 2011 Construction Notes One [Member]	Sep. 30, 2012 Construction Notes One [Member]	Dec. 31, 2011 Construction Notes Two [Member]	Dec. 31, 2010 Construction Notes Two [Member]	Sep. 30, 2012 Construction Notes Two [Member]	Dec. 31, 2011 Construction Notes Two [Member] Loan Agreement [Member]	Dec. 31, 2010 Construction Notes Two [Member] Loan Agreement [Member]	Oct. 31, 2011 Land Acquisition Note Payable [Member]
Debt Instrument [Line Items]
Debt instrument outstanding amount						$ 61,400,000	$ 62,800,000	$ 48,800,000		$ 3,000,000																									$ 235,000,000							$ 66,700,000				$ 150,000,000				$ 250,000,000		$ 138,900,000							$ 150,000,000		$ 77,900,000							$ 75,916,000	$ 75,000,000							$ 71,000,000			$ 9,000,000	$ 5,600,000			$ 5,300,000	$ 7,500,000
Interest costs capitalized	4,600,000	6,200,000	7,900,000	15,000,000	27,800,000	36,900,000	39,100,000	12,900,000
Interest expense debt						24,500,000	23,700,000	35,900,000
Term loan, outstanding							206,000,000											206,000,000								206,000,000	206,000,000	235,000,000	206,000,000	235,000,000																																						75,916,000		75,916,000		75,916,000
Lien secured loan																																	206,000,000
Maximum percentage of outstanding loans to properties securing the facility																																60.00%								60.00%
Debt instrument stated percentage									7.625%	7.00%	3.25%	3.25%	3.25%																		14.00%		14.00%									7.625%	[1]	7.625%	[1]	7.625%	7.625%	7.625%		10.75%		10.75%	[1]	10.75%	[1]	10.75%	10.75%		7.50%		7.50%	[1]	7.50%	[1]	7.50%	7.50%		12.00%	12.00%				12.00%	10.25%							10.00%				12.50%	1.50%
Discounted interest rate for repayment						14.00%																									15.625%		15.625%
Debt instrument, maturity date																										Oct. 20, 2014	Oct. 20, 2014		Jan. 31, 2015	Jan. 31, 2015	Oct. 20, 2014		Oct. 20, 2014									Dec. 15, 2012	[1]	Dec. 15, 2012	[1]		Dec. 15, 2012	Dec. 15, 2012				Apr. 01, 2013	[1]	Apr. 01, 2013	[1]	Apr. 01, 2013	Apr. 01, 2013				Feb. 15, 2014	[1]	Feb. 15, 2014	[1]	Feb. 15, 2014	Feb. 15, 2014		Feb. 24, 2017			Feb. 15, 2017	Feb. 15, 2017							Jan. 01, 2013					May 01, 2015		Oct. 01, 2012
Interest paid																																	28,800,000									2,500,000								7,400,000									2,900,000									6,000,000	6,000,000
Minimum Tangible Net Worth		75,000,000		75,000,000		75,000,000	13,000,000														13,000,000		75,000,000																																																								90,000,000
Certain other indebtedness		10,000,000		10,000,000																			10,000,000
Borrowing base																						60.00%	60.00%								67.50%						67.50%	65.00%	60.00%
Non-cash impairment charges							111,900,000														111,900,000
Aggregate principal amount																															10,000,000					235,000,000																																					75,000,000
Reduced interest rate per annum																																				10.25%
Restructuring fee																																		2,350,000
Percent in payable of administrative fee																																		0.10%
Percentage of issuance price on face value																																																		98.493%
Cash proceeds from issuance of debt																																																		246,200,000									147,600,000
Percentage of discount to yield																																																		11.00%
Percentage of principal amount, plus accrued and unpaid interest of purchase price						100.00%											101.00%
Percentage of debt instrument offer to purchase						10.00%
Maximum days to purchase offer						65 days
Redemption price of aggregate principal amount																																										83,300,000										110,700,000									72,100,000
Debt instrument offer to purchase																																																													2,900,000
Percentage of ownership by the company																	100.00%
Common stock issued														44,793,255	44,793,255	44,793,255								54,793,255	44,793,255
Common stock par value	$ 0.01					$ 0.01	$ 0.01							$ 0.01	$ 0.01								$ 0.01	$ 0.01	$ 0.01
Debt maturity date																																									2012								2012		2013							2013		2014							2014						2017
Loan maturity date																																																																				2017-02	2017-02										2013-01							2012-10
Debt instrument, interest rate, stated percentage																																																																				12.00%	8.00%
Remaining Interest Rate																																																																				4.00%	4.00%
Redemption price																																																																				100.00%	100.00%
Ownership rate																			100.00%	100.00%
Maximum amount borrowed under facility																																																																										30,000,000
Amount borrowed under facility																																																																											5,000,000
Interest rate, floor																																																																															6.50%
Periodic principal payments																																																																													900,000	2,000,000			500,000				500,000
Debt instrument, interest rate percentage																																																																													6.00%		5.50%					10.00%
Debt instrument, extended maturity date																																																																															Jul. 01, 2011
Debt instrument outstanding amount																																																																																	7,000,000	7,000,000
Acquisition price of land																																																																																						56,000,000
Loan value																																																																																						$ 55,000,000
Debt instrument, maturity date										2012
Debt instrument, weighted average interest rate percentage											3.25%	3.25%	3.25%

[1]	Classified as Liabilities subject to compromise on the accompanying balance sheet for the year ended December 31, 2011.